PROVISIONS AND CONTINGENT LIABILITIES - Reconciliation of Company's provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 3,878	$ 5,891
Provisions assumed through business acquisitions	1,624	192
Additional provisions	2,411	521
Amounts used	(895)	(2,226)
Amounts reversed	(506)	(539)
Net foreign exchange differences	(56)	39
Ending balance	6,456	3,878
Amount presented as current	2,262	657
Amount presented as non-current	4,194	3,221
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,288	2,506
Provisions assumed through business acquisitions	50	192
Additional provisions	100	0
Amounts used	(88)	(417)
Amounts reversed	(506)	0
Net foreign exchange differences	(15)	7
Ending balance	1,829	2,288
Amount presented as current	184	106
Amount presented as non-current	1,645	2,182
Restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	997	1,859
Provisions assumed through business acquisitions	602	0
Additional provisions	7	5
Amounts used	(5)	(505)
Amounts reversed	0	(387)
Net foreign exchange differences	(33)	25
Ending balance	1,568	997
Amount presented as current	50	55
Amount presented as non-current	1,518	942
Termination benefits and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	554	1,383
Provisions assumed through business acquisitions	30	0
Additional provisions	2,054	516
Amounts used	(769)	(1,200)
Amounts reversed	0	(152)
Net foreign exchange differences	(8)	7
Ending balance	1,861	554
Amount presented as current	1,772	457
Amount presented as non-current	89	97
Litigation
Reconciliation of changes in other provisions [abstract]
Beginning balance	39	143
Provisions assumed through business acquisitions	942	0
Additional provisions	250	0
Amounts used	(33)	(104)
Amounts reversed	0	0
Net foreign exchange differences	0	0
Ending balance	1,198	39
Amount presented as current	256	39
Amount presented as non-current	$ 942	$ 0